SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 10, 2012, which is the date the financial statements were available to be issued.

Effective August 1, 2012 the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”) whereby the Company has reserved five million shares of common stock to be available for grants pursuant to the 2012 Plan.

Effective August 1, 2012, the Company entered into two Advisory Board Agreements, pursuant to which, the Company granted to each of Dr. James Canton and Mr. Scott Climes a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options were granted under the 2012 Plan.

On August 1, 2012 the Board of Directors of the Company authorized the Company to issue 100,000 shares of restricted common stock to Dr. James Canton, for his transfer to the Company, of patent pending technology regarding transactional services. The patent pending technology allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

On August 1, 2012 the Company entered into a series of agreements with Payventures, LLC. (“PV”) and Payventures Tech, LLC. (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from a certain Assigned Customer, in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The shares were issued September 11, 2012. The initial term of the agreement is for one year, renews for successive one year terms automatically, unless terminated. At the end of the initial term, either party can terminate the agreement with thirty (30) days notice. PV may terminate at any time, but shall continue to pay the assigned rights to the Company, if the termination is without default by the Company.

PV and the Company also entered into a one year (with successive one year automatic renewals) Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. Either party can terminate the agreement at any time with thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s Merchant Services. The agreement has a two (2) year term and automatically renews for successive years, unless sixty (60) days prior written notice is given by either party. The agreement can be terminated prior to the conclusion of the term by: a) either party as a result of a default by the other party and failure to cure such default within thirty (30) days after notice of said default or b) by either party immediately in the event of insolvency, receivership, voluntary or involuntary bankruptcy, or an assignment for the benefit of creditors of the other party.

PVTECH and the company entered into a Hosted Platform License & Services Agreement, whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the agreement is for one year, with automatic one year renewals until either party gives written notice to terminate this agreement no less than three (3) calendar months prior to the commencement of a renewal term. Either party may terminate the agreement: a) upon a material breach by the other party if such breach is not cured within thirty (30) days after notice of said breach or b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interactive workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The initial term of the agreement is for twenty four (24) months from billing activation date, and will be automatically extended (the “Extended Term”) for twelve (12) months upon the expiration of the initial term unless either party has delivered written notice of its’ intent to terminate the agreement at least sixty (60) days prior to the end of the initial term or any Extended Term. Upon the occurrence of an event of default ( as defined in the agreement), either party has the right to terminate the agreement.

In September 2012, the Company entered into a Proposed Statement of Work, whereby the Company and interactiveMD (“iMD”), have initiated a multi-part business relationship. iMD is a leading telehealth company that provides patients with the convenience of round-the-clock access to licensed physicians via live videoconference, telephone, and secure email. Their revolutionary platform expands and improves the delivery of healthcare while simultaneously reducing costs and overcoming barriers to care. Regardless of location, a member can connect with a network of licensed physicians in real-time for the diagnosis and treatment of a wide range of common conditions. The Company has the right to sell iMD telhealth services as well as to offer the iMD system and technology to doctors licensing the Company’s appointment scheduling software. iMD will also be building for the Company, a white label version of the iMD system. The parties plan to enter a three (3) year agreement for the Company to sell the iMD telehealth services.

On September 11, 2012, the Company appointed Dr. Canton as the Chairman of the Board, and Mr. Climes as the Chief Executive Officer and as a member of the board of directors of the Company.

In September and October 2012, the Company received proceeds of $100,000 upon the sale of 400,000 shares of its restricted common stock. The shares of common stock were sold for $0.25 per share.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 30, 2012, which is the date the financial statements were available to be issued.

On May 10, 2012, the Company issued a $50,000 convertible promissory note. The note matures on May 10, 2013, has an eight percent (8%) per annum interest rate and, at the option of note-holder, can convert the note into shares of Company common stock at a conversion price equal to 65% of the lowest closing bid price for the five days preceding the date of conversion.

In May 2012, the Company received proceeds of $155,000 upon the sale of 4,650,000 shares (post dividend) of its restricted common stock. The shares of common stock were sold for $0.0333 per share.

On June 10, 2012 the Company issued 1,500,000 (post dividend) shares of restricted common stock for future services pursuant to a Business Development and Consulting Agreement (“BDCA”). Additionally, the Consultant received $10,000 and will also be compensated a five percent (5%) override on all residual income for the life of any business development contracts executed by the Company.

Also on June 10, 2012, the Company issued 1,851,000 (post dividend) shares of restricted common stock for services. Of the shares issued 366,000 where issued to its CFO, 750,000 shares were issued for legal services and 735,000 were issued for office administration services to Michele Friedman, the former wife of our CEO, B. Michael Friedman as compensation for services rendered.

On June 20, 2012 the board of directors approved a stock dividend whereby the Company will issue two (2) additional shares of common stock for each share of common stock outstanding. Accordingly, the Company issued 12,000,000 shares of common stock (the “Dividend Shares”) on July 5th, 2012. Subsequent to the issuance of the Dividend Shares, the Company had 18,000,000 shares of common stock issued and outstanding.

Effective August 1, 2012 the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”) whereby the Company has reserved five million shares of common stock to be available for grants pursuant to the 2012 Plan.

Effective August 1, 2012, the Company entered into two Advisory Board Agreements, pursuant to which, the Company granted to each of Dr. James Canton and Mr. Scott Climes a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options were granted under the 2012 Plan.

On August 1, 2012 the Board of Directors of the Company authorized the Company to issue 100,000 shares of restricted common stock to Dr. James Canton, for his transfer to the Company, of patent pending technology regarding transactional services. The patent pending technology allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

On August 1, 2012 we entered into a series of agreements with Payventures, LLC. (“PV”) and Payventures Tech, LLC. (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from a certain Assigned Customer, in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The shares were issued September 11, 2012. The initial term of the agreement is for one year, renews for successive one year terms automatically, unless terminated. At the end of the initial term, either party can terminate the agreement with thirty (30) days notice. PV may terminate at any time, but shall continue to pay the assigned rights to the Company, if the termination is without default by the Company.

PV and the Company also entered into a one year (with successive one year automatic renewals) Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. Either party can terminate the agreement at any time with thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s Merchant Services. The agreement has a two (2) year term and automatically renews for successive years, unless sixty (60) days prior written notice is given by either party. The agreement can be terminated prior to the conclusion of the term by: a) either party as a result of a default by the other party and failure to cure such default within thirty (30) days after notice of said default or b) by either party immediately in the event of insolvency, receivership, voluntary or involuntary bankruptcy, or an assignment for the benefit of creditors of the other party.

PVTECH and the company entered into a Hosted Platform License & Services Agreement, whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the agreement is for one year, with automatic one year renewals until either party gives written notice to terminate this agreement no less than three (3) calendar months prior to the commencement of a renewal term. Either party may terminate the agreement: a) upon a material breach by the other party if such breach is not cured within thirty (30) days after notice of said breach or b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interactive workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The initial term of the agreement is for twenty four (24) months from billing activation date, and will be automatically extended (the “Extended Term”) for twelve (12) months upon the expiration of the initial term unless either party has delivered written notice of its’ intent to terminate the agreement at least sixty (60) days prior to the end of the initial term or any Extended Term. Upon the occurrence of an event of default (as defined in the agreement), either party has the right to terminate the agreement.

In September 2012, the Company entered into a Proposed Statement of Work, whereby the Company and interactiveMD (“iMD”), have initiated a multi-part business relationship. iMD is a leading telehealth company that provides patients with the convenience of round-the-clock access to licensed physicians via live videoconference, telephone, and secure email. Their revolutionary platform expands and improves the delivery of healthcare while simultaneously reducing costs and overcoming barriers to care. Regardless of location, a member can connect with a network of licensed physicians in real-time for the diagnosis and treatment of a wide range of common conditions. The Company has the right to sell iMD telhealth services as well as to offer the iMD system and technology to doctors licensing the Company’s appointment scheduling software. iMD will also be building for the Company, a white label version of the iMD system. The parties plan to enter a three (3) year agreement for the Company to sell the iMD telehealth services.

On September 11, 2012, the Company appointed Dr. Canton as the Chairman of the Board, and Mr. Climes as the Chief Executive Officer and as a member of the board of directors of the Company.

In September and October 2012, the Company the Company received proceeds of $100,000 upon the sale of 400,000 shares of its restricted common stock. The shares of common stock were sold for $0.25 per share.

The Company is planning on filing a registration statement, whereby the Company will be registering the six million shares of common stock owned by Mediswipe. Once the registration statement has been declared effective by the appropriate regulatory bodies, Mediswipe will be distributing the six million shares of common stock, on a pro rata basis to the Mediswipe shareholders as of a record date to be determined.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.